STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

January 31, 2024 (Unaudited)

Description			Shares		Value ($)
Exchange-Traded Funds - 4.6%
Registered Investment Companies - 4.6%
VanEck J. P. Morgan EM Local Currency Bond ETF (cost $4,329,993)			178,449		4,455,872
Description /Number of Contracts	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .3%
Call Options - .3%
Standard & Poor's 500 E-mini March Future, Contracts 25	4,850	3/15/2024	6,062,500		115,937
Standard & Poor's 500 E-mini 3rd Week June Future, Contracts 75	5,075	4/19/2024	19,031,250		173,437
Total Options Purchased (cost $247,167)			289,374
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 114.9%
U.S. Government Securities
U.S. Treasury Bills	5.32	2/1/2024	32,321,400	[a]	32,321,400
U.S. Treasury Bills	5.39	2/29/2024	1,500,000	[a,b]	1,493,871
U.S. Treasury Bills	5.16	7/11/2024	32,321,400	[a]	31,594,827
U.S. Treasury Bills	5.47	4/18/2024	40,807,000	[a,b]	40,353,364
U.S. Treasury Bills	5.35	2/22/2024	6,412,000	[a]	6,392,340
Total Short-Term Investments (cost $112,147,820)			112,155,802
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 8.4%
Registered Investment Companies - 8.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,214,543)	5.40		8,214,543	[c]	8,214,543
Total Investments (cost $124,939,523)			128.2%	125,115,591
Liabilities, Less Cash and Receivables			(28.2%)	(27,510,810)
Net Assets			100.0%	97,604,781

ETF—Exchange-Traded Fund

a Security is a discount security. Income is recognized through the accretion of discount.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
	19	3/15/2024	4,659,560	4,626,975	(32,585)
Australian 10 Year Bond	378	3/15/2024	28,210,342[a]	28,798,119	587,777
Cocoa	28	5/15/2024	1,192,759[b]	1,331,120	138,361
Coffee "C"	52	5/20/2024	3,581,624[b]	3,723,525	141,901
Crude Soybean Oil	7	5/14/2024	200,446[b]	195,468	(4,978)
DJ Euro Stoxx 50	11	3/15/2024	544,983[a]	554,561	9,578
E-mini Russell 2000	47	3/15/2024	4,479,188	4,596,365	117,177
Gasoline	16	5/31/2024	1,643,209[b]	1,640,957	(2,252)
Gold 100 oz	16	4/26/2024	3,304,187[b]	3,307,840	3,653
Hang Seng	40	2/28/2024	4,167,064[a]	3,971,629	(195,435)
Hard Red Winter Wheat	23	5/14/2024	715,079[b]	713,288	(1,791)
IBEX 35 Index	56	2/16/2024	6,047,336[a]	6,113,165	65,829
Japanese 10 Year Mini Bond	314	3/12/2024	30,915,313[a]	31,212,257	296,944
LME Primary Aluminum	61	3/20/2024	3,420,118[b]	3,454,003	33,885
LME Primary Nickel	3	3/20/2024	291,321[b]	290,736	(585)
LME Refined Pig Lead	6	3/20/2024	323,863[b]	328,398	4,535
LME Refined Pig Lead	4	6/19/2024	205,912[b]	217,039	11,127
LME Zinc	3	6/19/2024	189,222[b]	190,208	986
LME Zinc	2	3/20/2024	126,507[b]	125,968	(539)
Low Sulphur Gas oil	20	6/12/2024	1,548,123[b]	1,561,000	12,877
NY Harbor ULSD	50	5/31/2024	5,239,509[b]	5,445,090	205,581
Platinum	18	4/26/2024	887,989[b]	839,340	(48,649)
Soybean Meal	27	5/14/2024	966,776[b]	983,070	16,294
Topix	25	3/7/2024	4,275,118[a]	4,337,376	62,258
U.S. Treasury 10 Year Notes	122	3/19/2024	13,666,634	13,704,032	37,398
Futures Short
ASX SPI 200	5	3/21/2024	613,239[a]	626,774	(13,535)
Brent Crude	1	5/31/2024	79,789[b]	79,580	209
CAC 40 10 Euro	71	2/16/2024	5,783,942[a]	5,887,470	(103,528)
Canadian 10 Year Bond	328	3/19/2024	29,165,299[a]	29,683,335	(518,036)
Chicago SRW Wheat	80	5/14/2024	2,443,296[b]	2,421,000	22,296
Chicago SRW Wheat	1	7/12/2024	31,335[b]	30,513	822
Cocoa	1	7/16/2024	40,816[b]	46,910	(6,094)
Coffee "C"	1	7/19/2024	68,866[b]	71,213	(2,347)
Copper	19	5/29/2024	1,855,887[b]	1,867,225	(11,338)
Copper	1	3/26/2024	94,085[b]	97,650	(3,565)
Corn No.2 Yellow	170	5/14/2024	4,109,629[b]	3,897,250	212,379
Corn No.2 Yellow	2	7/12/2024	48,018[b]	46,650	1,368

Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short (continued)
Cotton No.2	1	7/9/2024	41,391[b]	43,565	(2,174)
Cotton No.2	7	5/8/2024	287,568[b]	302,435	(14,867)
Crude Oil	9	5/21/2024	679,893[b]	678,150	1,743
Crude Soybean Oil	2	7/12/2024	58,554[b]	56,172	2,382
DAX	4	3/15/2024	1,832,520[a]	1,836,434	(3,914)
Euro-Bond	188	3/7/2024	27,273,539[a]	27,600,862	(327,323)
FTSE 100	3	3/15/2024	289,765[a]	290,047	(282)
FTSE/MIB Index	24	3/15/2024	3,970,499[a]	4,010,607	(40,108)
Lean Hog	12	6/14/2024	438,385[b]	469,920	(31,535)
Live Cattle	10	4/30/2024	677,737[b]	722,800	(45,063)
Live Cattle	1	6/28/2024	67,667[b]	71,550	(3,883)
LME Primary Aluminum	44	6/19/2024	2,508,637[b]	2,536,512	(27,875)
LME Primary Aluminum	62	3/20/2024	3,476,353[b]	3,510,626	(34,273)
LME Primary Nickel	3	3/20/2024	335,367[b]	290,736	44,631
LME Primary Nickel	3	6/19/2024	295,893[b]	295,452	441
LME Refined Pig Lead	7	3/20/2024	359,814[b]	383,131	(23,317)
LME Zinc	3	3/20/2024	185,468[b]	188,951	(3,483)
Long Gilt	12	3/26/2024	1,529,286[a]	1,520,304	8,982
Low Sulphur Gas oil	1	7/11/2024	72,047[b]	77,300	(5,253)
Natural Gas	78	5/29/2024	2,051,003[b]	1,847,820	203,183
Natural Gas	1	6/26/2024	28,957[b]	25,360	3,597
NYMEX Palladium	9	6/26/2024	888,239[b]	902,700	(14,461)
S&P/Toronto Stock Exchange 60 Index	12	3/14/2024	2,275,444[a]	2,268,526	6,918
Silver	3	5/29/2024	352,040[b]	350,880	1,160
Soybean	118	5/14/2024	7,220,932[b]	7,273,225	(52,293)
Soybean	1	7/12/2024	63,235[b]	62,088	1,147
Soybean Meal	1	7/12/2024	36,877[b]	36,660	217
Sugar No.11	2	6/28/2024	46,921[b]	51,005	(4,084)
Sugar No.11	3	4/30/2024	77,577[b]	78,120	(543)
Gross Unrealized Appreciation				2,257,636
Gross Unrealized Depreciation				(1,579,988)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

b These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets Inc.
United States Dollar	646,025	New Zealand Dollar	1,053,000	3/20/2024	2,340
Brazilian Real	798,000	United States Dollar	161,033	3/20/2024	(717)
United States Dollar	110,890	Brazilian Real	550,000	3/20/2024	397
Philippine Peso	37,866,000	United States Dollar	681,176	3/20/2024	(9,386)
British Pound	1,837,000	United States Dollar	2,339,457	3/20/2024	(10,519)
United States Dollar	1,905,556	British Pound	1,503,000	3/20/2024	61
Norwegian Krone	4,125,000	United States Dollar	397,601	3/20/2024	(4,925)
United States Dollar	400,956	Norwegian Krone	4,178,000	3/20/2024	3,235
Indian Rupee	67,640,000	United States Dollar	810,238	3/20/2024	2,767
Swiss Franc	72,000	United States Dollar	86,666	3/20/2024	(2,782)
United States Dollar	151,625	Swiss Franc	131,000	3/20/2024	(997)
Canadian Dollar	150,000	United States Dollar	112,816	3/20/2024	(1,175)
United States Dollar	423,330	Canadian Dollar	570,000	3/20/2024	(905)
Israeli Shekel	868,000	United States Dollar	240,453	3/20/2024	(2,083)
United States Dollar	1,513,168	Israeli Shekel	5,683,000	3/20/2024	(47,496)
United States Dollar	74,549	South Korean Won	98,069,000	3/20/2024	867
United States Dollar	779,293	Canadian Dollar	1,036,000	3/20/2024	8,228
United States Dollar	179,955	Czech Koruna	4,102,000	3/20/2024	1,624
United States Dollar	274,092	Hungarian Forint	96,242,000	3/20/2024	4,420
United States Dollar	111,585	Swedish Krona	1,169,000	3/20/2024	(970)
Australian Dollar	214,000	United States Dollar	146,430	3/20/2024	(5,808)
United States Dollar	1,836,146	Australian Dollar	2,745,000	3/20/2024	32,379
Indonesian Rupiah	19,195,883,000	United States Dollar	1,223,958	3/20/2024	(8,555)
United States Dollar	179,927	Polish Zloty	713,000	3/20/2024	1,968

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets Inc. (continued)
Euro	106,000	United States Dollar	117,168	3/20/2024	(2,373)
United States Dollar	165,465	Euro	152,000	3/20/2024	853
Mexican Peso	6,203,000	United States Dollar	357,338	3/20/2024	94
Japanese Yen	189,113,000	United States Dollar	1,299,272	3/21/2024	(4,065)
United States Dollar	1,787,749	Japanese Yen	259,276,000	3/21/2024	12,006
Goldman Sachs & Co. LLC
United States Dollar	71,203	Brazilian Real	350,000	3/20/2024	889
United States Dollar	668,587	Australian Dollar	993,000	3/20/2024	16,077
South Korean Won	448,670,000	United States Dollar	344,454	3/20/2024	(7,357)
United States Dollar	885,808	South Korean Won	1,181,933,000	3/20/2024	(2,209)
Polish Zloty	90,000	United States Dollar	22,892	3/20/2024	(429)
United States Dollar	1,692,230	British Pound	1,327,349	3/20/2024	9,424
Indonesian Rupiah	6,230,598,000	United States Dollar	393,122	3/20/2024	1,373
United States Dollar	413,867	Indonesian Rupiah	6,420,012,000	3/20/2024	7,379
Hungarian Forint	1,441,428,000	United States Dollar	4,133,582	3/20/2024	(94,671)
New Zealand Dollar	414,000	United States Dollar	257,363	3/20/2024	(4,290)
United States Dollar	434,844	New Zealand Dollar	716,000	3/20/2024	(2,837)
Chilean Peso	1,277,104,000	United States Dollar	1,469,709	3/20/2024	(101,305)
United States Dollar	387,730	Chilean Peso	353,279,000	3/20/2024	9,195
Philippine Peso	41,013,000	United States Dollar	727,052	3/20/2024	570
United States Dollar	10,056,482	Israeli Shekel	36,811,000	3/20/2024	(52,547)
Indian Rupee	82,953,000	United States Dollar	995,769	3/20/2024	1,292
Swedish Krona	22,035,000	United States Dollar	2,130,736	3/20/2024	(9,134)
Mexican Peso	135,070,000	United States Dollar	7,701,660	3/20/2024	81,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
United States Dollar	402,381	Mexican Peso	6,943,000	3/20/2024	2,308
Swiss Franc	1,167,000	United States Dollar	1,389,039	3/20/2024	(29,419)
Japanese Yen	201,094,000	United States Dollar	1,408,192	3/21/2024	(30,929)
United States Dollar	1,557,075	Japanese Yen	217,539,000	3/21/2024	67,183
United States Dollar	92,583	South African Rand	1,733,000	3/20/2024	405
Euro	1,190,000	United States Dollar	1,297,871	3/20/2024	(9,132)
United States Dollar	290,951	Euro	266,000	3/20/2024	2,880
Malaysian Ringgit	3,689,000	United States Dollar	797,798	3/20/2024	(15,409)
United States Dollar	111,464	Malaysian Ringgit	527,000	3/20/2024	(306)
Czech Koruna	12,529,000	United States Dollar	563,840	3/20/2024	(19,153)
United States Dollar	243,718	Czech Koruna	5,609,000	3/20/2024	(128)
Canadian Dollar	385,000	United States Dollar	285,858	3/20/2024	686
United States Dollar	2,082,798	Canadian Dollar	2,781,000	3/20/2024	12,979
HSBC Securities (USA) Inc.
Australian Dollar	257,000	United States Dollar	174,470	3/20/2024	(5,593)
United States Dollar	119,843	Australian Dollar	183,000	3/20/2024	(408)
British Pound	296,000	United States Dollar	375,077	3/20/2024	190
Canadian Dollar	135,000	United States Dollar	102,409	3/20/2024	(1,932)
Norwegian Krone	702,000	United States Dollar	68,972	3/20/2024	(2,146)
Swedish Krona	805,000	United States Dollar	80,499	3/20/2024	(2,991)
Euro	2,645,000	United States Dollar	2,897,082	3/20/2024	(32,615)
United States Dollar	894,352	Euro	822,000	3/20/2024	4,147
Merrill Lynch, Pierce, Fenner & Smith, Inc.
United States Dollar	562,468	Polish Zloty	2,276,000	3/20/2024	(5,602)
United States Dollar	537,571	Hungarian Forint	189,333,000	3/20/2024	7,056

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Merrill Lynch, Pierce, Fenner & Smith, Inc. (continued)
United States Dollar	539,859	Australian Dollar	801,000	3/20/2024	13,514
United States Dollar	65,562	Chilean Peso	58,284,000	3/20/2024	3,111
United States Dollar	314,783	Philippine Peso	17,546,000	3/20/2024	3,495
Israeli Shekel	7,235,000	United States Dollar	1,987,114	3/20/2024	(240)
United States Dollar	260,755	Israeli Shekel	974,000	3/20/2024	(6,725)
United States Dollar	238,012	British Pound	187,000	3/20/2024	934
United States Dollar	9,902,170	South Korean Won	12,739,044,000	3/20/2024	330,998
Brazilian Real	11,971,000	United States Dollar	2,422,103	3/20/2024	(17,163)
United States Dollar	269,986	Swedish Krona	2,807,000	3/20/2024	(281)
Indonesian Rupiah	1,501,154,000	United States Dollar	96,705	3/20/2024	(1,658)
United States Dollar	1,320,976	Indonesian Rupiah	20,430,220,000	3/20/2024	27,420
Mexican Peso	2,854,000	United States Dollar	166,196	3/20/2024	(1,741)
United States Dollar	330,924	Mexican Peso	5,622,000	3/20/2024	6,970
United States Dollar	55,891	Czech Koruna	1,250,000	3/20/2024	1,548
Norwegian Krone	7,687,000	United States Dollar	746,991	3/20/2024	(15,234)
United States Dollar	135,606	Norwegian Krone	1,419,000	3/20/2024	526
Indian Rupee	72,268,000	United States Dollar	867,563	3/20/2024	1,068
South African Rand	1,431,000	United States Dollar	77,480	3/20/2024	(1,366)
United States Dollar	84,970	South African Rand	1,604,000	3/20/2024	(346)
Morgan Stanley & Co. LLC
Japanese Yen	646,341,015	United States Dollar	4,625,962	3/21/2024	(199,269)
Swedish Krona	5,419,000	United States Dollar	533,333	3/20/2024	(11,574)
United States Dollar	2,850,179	Swedish Krona	29,010,915	3/20/2024	56,913
Norwegian Krone	41,184,218	United States Dollar	3,930,461	3/20/2024	(9,964)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley & Co. LLC (continued)
New Zealand Dollar	10,149,817	United States Dollar	6,305,199	3/20/2024	(100,748)
Mexican Peso	28,488,000	United States Dollar	1,637,018	3/20/2024	4,531
United States Dollar	123,883	Mexican Peso	2,161,000	3/20/2024	(639)
Malaysian Ringgit	1,850,000	United States Dollar	398,904	3/20/2024	(6,543)
United States Dollar	15,837,531	Malaysian Ringgit	73,499,000	3/20/2024	249,351
United States Dollar	666,537	Polish Zloty	2,652,000	3/20/2024	4,621
South African Rand	38,326,000	United States Dollar	2,062,925	3/20/2024	(24,381)
Australian Dollar	111,126	United States Dollar	74,568	3/20/2024	(1,546)
Indian Rupee	719,622,000	United States Dollar	8,613,254	3/20/2024	36,305
South Korean Won	1,034,618,000	United States Dollar	795,672	3/20/2024	(18,337)
United States Dollar	1,357,545	South Korean Won	1,805,368,000	3/20/2024	1,126
Euro	2,192,000	United States Dollar	2,429,332	3/20/2024	(55,452)
United States Dollar	11,184,651	Euro	10,160,365	3/20/2024	181,237
United States Dollar	113,745	Chilean Peso	100,409,000	3/20/2024	6,158
British Pound	85,000	United States Dollar	107,786	3/20/2024	(23)
United States Dollar	133,879	British Pound	105,000	3/20/2024	761
Swiss Franc	112,000	United States Dollar	131,361	3/20/2024	(875)
United States Dollar	11,191,528	Swiss Franc	9,600,941	3/20/2024	5,896
United States Dollar	309,617	Czech Koruna	7,117,000	3/20/2024	212
Philippine Peso	72,531,000	United States Dollar	1,295,589	3/20/2024	(8,798)
United States Dollar	4,388,344	Philippine Peso	244,231,000	3/20/2024	55,380
Canadian Dollar	1,671,987	United States Dollar	1,248,177	3/20/2024	(3,765)
United States Dollar	521,369	Canadian Dollar	687,000	3/20/2024	10,055
Brazilian Real	1,865,000	United States Dollar	373,877	3/20/2024	796

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley & Co. LLC (continued)
United States Dollar	64,584	Brazilian Real	322,000	3/20/2024	(105)
United States Dollar	262,874	Indonesian Rupiah	4,045,622,000	3/20/2024	6,722
RBC Capital Markets, LLC
Canadian Dollar	371,000	United States Dollar	278,564	3/20/2024	(2,439)
United States Dollar	397,892	Japanese Yen	56,673,000	3/21/2024	9,747
United States Dollar	78,680	Malaysian Ringgit	372,000	3/20/2024	(216)
British Pound	167,000	United States Dollar	211,869	3/20/2024	(147)
United States Dollar	140,685	British Pound	111,000	3/20/2024	(40)
United States Dollar	162,444	Swiss Franc	140,000	3/20/2024	(664)
Swedish Krona	3,436,000	United States Dollar	340,129	3/20/2024	(9,300)
United States Dollar	98,218	Norwegian Krone	1,026,000	3/20/2024	549
New Zealand Dollar	258,000	United States Dollar	162,881	3/20/2024	(5,169)
United States Dollar	62,629	Euro	57,000	3/20/2024	899
Australian Dollar	125,000	United States Dollar	85,261	3/20/2024	(3,122)
United States Dollar	38,875	Australian Dollar	58,000	3/20/2024	763
Standard Chartered Securities
United States Dollar	178,986	Mexican Peso	3,097,000	3/20/2024	529
Euro	403,000	United States Dollar	444,987	3/20/2024	(8,548)
United States Dollar	159,186	Euro	146,000	3/20/2024	1,072
British Pound	409,000	United States Dollar	519,152	3/20/2024	(624)
United States Dollar	48,367	British Pound	38,000	3/20/2024	191
Canadian Dollar	163,000	United States Dollar	123,547	3/20/2024	(2,231)
Japanese Yen	103,487,000	United States Dollar	716,539	3/21/2024	(7,772)
United States Dollar	134,487	Japanese Yen	19,765,000	3/21/2024	(881)
Australian Dollar	155,000	United States Dollar	104,064	3/20/2024	(2,212)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Standard Chartered Securities (continued)
New Zealand Dollar	427,000	United States Dollar	267,800	3/20/2024	(6,780)
United States Dollar	456,429	New Zealand Dollar	738,000	3/20/2024	5,299
Israeli Shekel	624,000	United States Dollar	171,309	3/20/2024	54
Swiss Franc	453,000	United States Dollar	532,480	3/20/2024	(4,710)
UBS Securities LLC
United States Dollar	81,221	Hungarian Forint	28,545,000	3/20/2024	1,237
United States Dollar	177,294	Canadian Dollar	239,000	3/20/2024	(587)
United States Dollar	89,105	Czech Koruna	1,985,000	3/20/2024	2,809
United States Dollar	181,770	Japanese Yen	26,445,000	3/21/2024	652
Swiss Franc	97,000	United States Dollar	114,421	3/20/2024	(1,411)
United States Dollar	63,835	Swiss Franc	54,000	3/20/2024	922
New Zealand Dollar	120,000	United States Dollar	75,251	3/20/2024	(1,897)
United States Dollar	834,185	Norwegian Krone	8,448,000	3/20/2024	29,985
Swedish Krona	840,000	United States Dollar	84,171	3/20/2024	(3,293)
United States Dollar	169,463	Indian Rupee	14,123,000	3/20/2024	(290)
Gross Unrealized Appreciation					1,361,038
Gross Unrealized Depreciation					(1,082,404)

See notes to consolidated financial statements.

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation ($)
3 Month Bank of America Shore 2D Index -Series 0	Fixed Coupon Rate of 0.00% 3 Months Payable to Merrill Lynch, Pierce Fenner & Smith, Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1/29/25	24,581,140	64,839
Gross Unrealized Appreciation					64,839

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

January 31, 2024 (Unaudited)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Exchange-Traded Funds	4,455,872	-	-	4,455,872
Investment Companies	8,214,543	-	-	8,214,543
U.S. Treasury Securities	-	112,155,802	-	112,155,802
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	1,361,038	-	1,361,038
Futures††	2,257,636	-	-	2,257,636
Options Purchased	289,374	-	-	289,374
Swap Agreements††	-	64,839	-	64,839
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,082,404)	-	(1,082,404)
Futures††	(1,579,988)	-	-	(1,579,988)

† See Consolidated Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments.

At January 31, 2024, accumulated net unrealized appreciation on investments was $1,197,189, consisting of $3,872,360 gross unrealized appreciation and $2,675,171 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.